Share-Based Compensation (Details Textual) (USD $)	1 Months Ended			11 Months Ended	12 Months Ended	29 Months Ended		6 Months Ended				29 Months Ended	6 Months Ended
	Mar. 31, 2011	Nov. 30, 2010	Feb. 28, 2010	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Nov. 15, 2010	Jun. 30, 2012 Director [Member]	Jun. 30, 2012 Consultant [Member]	Jun. 30, 2012 Non Employee Stock Options [Member]	Jun. 30, 2011 Non Employee Stock Options [Member]	Jun. 30, 2012 Non Employee Stock Options [Member]	Jun. 30, 2012 Contingently Issuable Shares [Member] Consultant [Member]
Number of Shares Granted			20,000	0	0	5,000			9,500				10,500
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	5,000	200,000		35,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years 6 months	2 years
Allocated Share-based Compensation Expense										$ 89,615	$ 107,683	$ 333,595
Share Based Compensation Arrangement By Share Based Payment Award Shares Authorized						60,000	220,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted								40,000